Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Future Undiscounted Aggregate Minimum Lease Payments

The future undiscounted aggregate minimum lease payments under non-cancellable operating leases are as follows as of December 31, 2024:

Year ended December 31,	Amount
2025	$964,674
2026	617,182
2027	270,165
Total undiscounted future minimum lease payments	1,852,021
Less: amount representing interest	85,332
Total present value of operating lease liabilities	1,766,689
Less: current portion of operating lease liabilities	948,561
Non-current portion of operating lease liabilities	$818,128